INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
INCOME (LOSS) PER SHARE
INCOME (LOSS) PER SHARE

14.  INCOME (LOSS) PER SHARE

The following table presents GFL’s income (loss) per share for the periods indicated, excluding the results of GFL Environmental Services which has been classified as discontinued operations:

	Year ended December 31,
	2025	2024(1)
Net income (loss) attributable to GFL Environmental Inc.	$3,834.1	$(722.7)

Less:
Net income from discontinued operations	3,572.3	159.8
Amounts attributable to preferred shareholders	50.4	80.3
Adjusted net income (loss) from continuing operations	211.4	(962.8)
Effect of dilutive instruments	—	—
Adjusted net income (loss) from continuing operations for diluted income (loss) per share	$211.4	$(962.8)

Weighted average number of shares outstanding	369,560,643	380,841,299
Effect of dilutive instruments	9,128,576	—
Diluted weighted average number of shares outstanding	378,689,219	380,841,299

Basic income (loss) per share
Continuing operations	$0.57	$(2.53)
Discontinued operations	9.67	0.42
Total operations	$10.24	$(2.11)

Diluted income (loss) per share
Continuing operations	$0.56	$(2.53)
Discontinued operations	9.43	0.42
Total operations	$9.99	$(2.11)

(1)Comparative figures have been re-presented, refer to Note 2 and 23.

Diluted loss per share excludes anti-dilutive effects of time-based share options, RSUs, PSUs and Preferred Shares (defined below).